                                      Supplement dated October 7, 2002 to the
                            Statement of Additional Information dated December 28, 2001

The Statement of Additional Information is changed as follows:

1.     The supplement dated July 1, 2002 is hereby withdrawn.

2.     The section titled  "Distribution  and Service Plans - Class A Service Plan" on page 36 is revised by adding the following to the end of the first paragraph:

         With  respect  to  purchases  of Class A shares  subject to a  contingent  deferred  sales  charge by certain  retirement  plans  that  purchased  such  shares  prior  to March  1,  2001  ("grandfathered retirement  accounts"),  the  Distributor  currently  intends to pay the service fee to Recipients in advance  for the first  year  after the  shares  are  purchased.  After the  first  year  shares  are outstanding,  the  Distributor  makes service fee payments to  Recipients  quarterly on those shares.
         The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their  purchase,  the Recipient of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

3.     The  section  titled  "Additional  Information  About the  Fund-The  Custodian"  on page 62 is  deleted  and replaced with the following:

       The Custodian.  Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's  responsibilities include  safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities  to and from the Fund. It is the practice of the Fund to deal with the Custodian in a manner uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its affiliates.
       The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal  deposit insurance. Those uninsured balances at times may be substantial.

4.     The Custodian Bank name and address on the back cover should be deleted and replaced with the following:

         Citibank, N.A
         111 Wall Street
         New York, New York  10005

5.     The Appendix titled "Industry Classifications" is deleted and replaced with the following:

                                                    APPENDIX B

                                             INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                 Household Durables
Air Freight & Couriers                              Household Products
Airlines                                            Industrial Conglomerates
Auto Components                                     Insurance
Automobiles                                         Internet & Catalog Retail
Banks                                               Internet Software & Services
Beverages                                           Information Technology Consulting & Services
Biotechnology                                       Leisure Equipment & Products
Building Products                                   Machinery
Chemicals                                           Marine
Commercial Services & Supplies                      Media
Communications Equipment                            Metals & Mining
Computers & Peripherals                             Multiline Retail
Construction & Engineering                          Multi-Utilities
Construction Materials                              Office Electronics
Containers & Packaging                              Oil & Gas
Distributors                                        Paper & Forest Products
Diversified Financials                              Personal Products
Diversified Telecommunication Services              Pharmaceuticals
Electric Utilities                                  Real Estate
Electrical Equipment                                Road & Rail
Electronic Equipment & Instruments                  Semiconductor Equipment & Products
Energy Equipment & Services                         Software
Food & Drug Retailing                               Specialty Retail
Food Products                                       Textiles & Apparel
Gas Utilities                                       Tobacco
Health Care Equipment & Supplies                    Trading Companies & Distributors
Health Care Providers & Services                    Transportation Infrastructure
Hotels Restaurants & Leisure                        Water Utilities
                                                    Wireless Telecommunication Services

October 7, 2002                                                                         700PX012